Equity - Summary of Dividends Declared and Paid (Detail) - MXN ($) $ / shares in Units, $ in Millions		6 Months Ended	12 Months Ended
	May 05, 2020	Nov. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of dividends [Line Items]
Dividends declared and paid		$ 10,588	$ 10,588	$ 10,210	$ 7,437
Dividends declared and paid per share	$ 5.04
A
Disclosure of dividends [Line Items]
Dividends declared and paid			5,000	4,822	3,512
D
Disclosure of dividends [Line Items]
Dividends declared and paid			2,941	2,836	2,066
Series L shares, without par value
Disclosure of dividends [Line Items]
Dividends declared and paid			1,654	1,595	1,162
B
Disclosure of dividends [Line Items]
Dividends declared and paid			$ 993	$ 957	$ 697